Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimated Future Payments	At December 31, 2022, the estimated future payment dates and amounts are as follows (dollars in thousands):

	DSME1	DSME2
2023	$66,072	$32,441
2024	198,218	64,881
2025	—	194,644
	$264,290	$291,966